First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
CLOSED-END FUNDS — 91.9%
	Capital Markets — 91.9%
63,776	abrdn Global Infrastructure Income Fund	$1,537,002
38,411	abrdn Healthcare Investors	767,836
90,471	abrdn Healthcare Opportunities Fund	1,689,094
56,837	abrdn Life Sciences Investors	1,015,109
48,178	Adams Natural Resources Fund, Inc.	1,228,539
131,132	Angel Oak Financial Strategies Income Term Trust	1,694,225
22,772	Bancroft Fund Ltd.	601,864
69,294	BlackRock Capital Allocation Term Trust	1,103,160
148,136	BlackRock Core Bond Trust	1,342,112
131,707	BlackRock Credit Allocation Income Trust	1,346,046
48,362	BlackRock Enhanced Large Cap Core Fund, Inc.	1,260,797
25,004	BlackRock Health Sciences Trust	1,005,911
128,495	BlackRock Income Trust, Inc.	1,355,622
75,949	BlackRock Multi-Sector Income Trust	957,717
49,579	BlackRock Resources & Commodities Strategy Trust	598,419
49,207	BlackRock Science & Technology Trust	2,437,223
21,278	BlackRock Utilities Infrastructure & Power Opportunities Trust	592,805
123,007	Brookfield Real Assets Income Fund, Inc.	1,572,029
33,353	Central Securities Corp.	1,778,715
80,630	Cohen & Steers Infrastructure Fund, Inc.	2,171,366
57,426	Cohen & Steers Quality Income Realty Fund, Inc.	766,063
40,309	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund	789,653
27,422	DoubleLine Yield Opportunities Fund	386,102
108,271	Duff & Phelps Utility and Infrastructure Fund, Inc.	1,549,358
59,374	Eaton Vance Short Duration Diversified Income Fund	647,770
95,798	Eaton Vance Tax-Advantaged Dividend Income Fund	2,590,378
115,214	Eaton Vance Tax-Advantaged Global Dividend Income Fund	2,687,943
Shares	Description	Value

	Capital Markets (Continued)
85,268	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	$2,640,750
79,532	Gabelli Dividend & Income (The) Trust	2,325,516
24,180	General American Investors Co., Inc.	1,543,651
116,635	John Hancock Premium Dividend Fund	1,502,259
98,651	John Hancock Tax-Advantaged Dividend Income Fund	2,529,412
84,014	Kayne Anderson Energy Infrastructure Fund	1,149,311
113,619	Nuveen Credit Strategies Income Fund	548,780
73,865	Nuveen Floating Rate Income Fund	563,590
20,964	Nuveen Mortgage and Income Fund	378,819
84,549	Nuveen Multi-Asset Income Fund	1,200,596
39,313	Nuveen NASDAQ 100 Dynamic Overwrite Fund	1,248,188
114,207	Nuveen Preferred & Income Opportunities Fund	909,088
60,786	Nuveen Real Asset Income and Growth Fund	785,355
46,056	Nuveen Taxable Municipal Income Fund	730,909
90,029	Nuveen Variable Rate Preferred & Income Fund	1,715,953
93,043	PGIM Global High Yield Fund, Inc.	1,123,959
20,734	PIMCO Access Income Fund	299,606
29,658	PIMCO Dynamic Income Opportunities Fund	390,003
82,883	PIMCO Dynamic Income Strategy Fund	1,795,246
36,864	Reaves Utility Income Fund	1,564,877
31,188	Royce Micro-Cap Trust, Inc.	437,879
85,992	Royce Small-Cap Trust, Inc.	1,596,011
41,741	Source Capital	1,911,095
26,824	Templeton Emerging Markets Fund	623,926
61,985	Tri-Continental Corp.	2,184,971
31,899	Virtus Artificial Intelligence & Technology Opportunities Fund	858,083
28,502	Virtus Equity & Convertible Income Fund	767,559
127,773	Western Asset Diversified Income Fund	1,761,990

First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
CLOSED-END FUNDS (Continued)
	Capital Markets (Continued)
84,574	Western Asset High Income Opportunity Fund, Inc.	$308,695
232,457	Western Asset Inflation-Linked Opportunities & Income Fund	1,978,209
	Total Closed-End Funds	72,847,144
	(Cost $67,204,047)
EXCHANGE-TRADED FUNDS — 4.2%
	Capital Markets — 4.2%
8,555	BNY Mellon Global Infrastructure Income ETF	389,937
117,252	Invesco Variable Rate Investment Grade ETF	2,939,508
	Total Exchange-Traded Funds	3,329,445
	(Cost $3,281,093)
MONEY MARKET FUNDS — 3.8%
2,993,409	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.49% (a)	2,993,409
	(Cost $2,993,409)

	Total Investments — 99.9%	79,169,998
	(Cost $73,478,549)
	Net Other Assets and Liabilities — 0.1%	77,457
	Net Assets — 100.0%	$79,247,455

(a)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$72,847,144	$72,847,144	$—	$—
Exchange-Traded Funds*	3,329,445	3,329,445	—	—
Money Market Funds	2,993,409	2,993,409	—	—
Total Investments	$79,169,998	$79,169,998	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments
May 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 94.2%
	Alabama — 3.9%
$250,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	$250,671
450,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/42	488,260
				738,931
	Arizona — 5.1%
275,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/37	256,834
250,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/51	191,422
250,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.50%	11/01/51	264,110
250,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/54	252,084
				964,450
	Arkansas — 0.5%
100,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond US Steel Corp Proj, AMT	5.45%	09/01/52	101,438
	California — 2.7%
280,000	CA St Muni Fin Auth Rev Clay Lacy Aviation Facs John Wayne Arpt Orange Co Proj, AMT (a)	6.00%	01/01/55	293,915
250,000	Elk Grove CA Fin Auth Spl Tax Rev Cmnty Facs Dt No 2005-1 Laguna Ridge	4.00%	09/01/50	216,248
				510,163
	Colorado — 1.3%
250,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/41	240,835
	Florida — 13.9%
250,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	5.13%	06/15/32	263,109
275,000	Capital Projs Fin Auth FL Eductnl Facs Rev Kissimmee Chrt Acdmy Proj (a)	6.50%	06/15/54	281,407
250,000	Capital Trust Auth FL Rev Aids Hlthcare Fndtn Oblig Grp, Ser A	5.25%	12/01/55	255,107
250,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (a)	4.00%	10/01/51	204,531
225,000	Cypress Mill CDD FL Spl Assmnt 2023 Proj	5.00%	05/01/43	229,852
250,000	FL Dev Fin Corp Hlthcare Facs Rev Tampa General Hosp Proj, Ser A	5.00%	08/01/47	260,171
250,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Lakewood Ranch SE Proj	6.00%	05/01/56	262,593
250,000	Miami-Dade Cnty FL Indl Dev Auth Eductnl Facs Rev Mater Acdmy Projs (b)	5.25%	06/15/56	250,257
250,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	256,952
155,000	Sarasota Natl FL CDD Spl Assmnt Ref	4.00%	05/01/39	153,429
250,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	214,622
				2,632,030
	Georgia — 1.4%
250,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	253,887

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois — 2.7%
$250,000	IL St, Ser A	4.00%	03/01/38	$248,549
250,000	IL St, Ser C	5.50%	04/01/51	266,538
				515,087
	Indiana — 1.7%
300,000	Indianapolis IN Loc Pub Impt Bond Bank Sr Convention Ctr Hotel, Ser E	6.00%	03/01/53	311,691
	Iowa — 4.1%
260,000	Dallas Ctr IA Grimes Cmnty Sch Dist	3.00%	05/01/39	234,623
250,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Co Proj (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	283,315
250,000	IA St Fin Auth Sr Living Fac Rev Presbyterian Homes Mill Pond Proj Ref	5.50%	10/01/45	257,382
				775,320
	Kansas — 1.4%
250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (a)	5.75%	09/01/39	257,131
	Maine — 3.1%
300,000	ME St Fin Auth Sol Wst Disp Rev Casella Wst Sys Inc Proj Remk, Ser R-3, AMT (a)	5.00%	08/01/35	315,752
250,000	ME St Fin Auth Univ of New England Issue	5.50%	07/01/55	263,852
				579,604
	Maryland — 1.4%
250,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Kennedy Kriegern Issue, Ser A	5.50%	07/01/56	261,726
	Massachusetts — 1.6%
300,000	MA St Dev Fin Agy Rev Tufts Univ Stdt Hsg Proj Prg Medford Properties Inc	5.25%	06/01/60	308,786
	Michigan — 1.2%
250,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/46	225,733
	Missouri — 1.3%
250,000	Kansas City MO Indl Dev Auth Econ Activity Tax Rev Historic NE Redev Plan, Ser A-1 (a)	5.00%	06/01/54	246,385
	New Hampshire — 1.6%
300,000	NH St Busn Fin Auth Wtr Fac Rev Pennichuck Wtr Wks Inc Proj, Ser A, AMT	5.38%	04/01/49	302,079
	New York — 5.8%
298,541	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	321,065
250,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser C	5.25%	03/15/47	270,000
250,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.25%	06/30/49	251,740
250,000	Suffolk Regl Off-Track Betting Corp NY Rev	5.75%	12/01/44	257,317
				1,100,122
	North Carolina — 2.7%
250,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For the Aging Ref, Ser A	4.00%	03/01/41	241,948
250,000	NC St Med Care Commn Retmnt Facs Rev NC Med Care Commn Ref	5.38%	10/01/45	259,167
				501,115

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio — 4.4%
$500,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.50%	01/01/50	$529,301
300,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.25%	01/01/45	309,345
				838,646
	Pennsylvania — 1.6%
300,000	Erie PA Swr Auth, BAM	5.00%	12/01/46	308,577
	Puerto Rico — 2.6%
250,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	249,398
250,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured Converted, Ser A-2	4.33%	07/01/40	249,552
				498,950
	South Carolina — 4.5%
300,000	Charleston Cnty SC Arpt Dist Arpt Sys Rev, Ser A, AMT	5.25%	07/01/42	326,592
250,000	Patriots Energy Grp Fing Agy SC Gas Sply Rev Ref Var, Ser B-1 (Mandatory put 03/01/31)	5.25%	02/01/54	269,564
250,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Rolling Green Vlg Proj, Ser A	5.75%	12/01/60	250,756
				846,912
	Texas — 7.0%
250,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	4.25%	09/15/41	241,678
250,000	Georgetown TX Util Sys Rev, BAM	4.00%	08/15/49	226,869
250,000	Houston TX Arpt Sys Rev Subord Lien, Ser A, AMT	5.50%	07/01/45	273,749
250,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	273,933
300,000	TX Wtr Dev Brd Rev Master Trust	5.00%	10/15/60	311,476
				1,327,705
	Utah — 1.6%
300,000	UT City W Pub Infra Dist #1 UT Spl Assmnt UT City W Assmnt Area No. 1 (a)	5.88%	12/01/55	305,890
	Vermont — 1.6%
315,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	4.00%	05/01/37	306,701
	Virginia — 1.4%
250,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA, Ser A	5.50%	12/01/54	257,676
	Washington — 4.3%
300,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/54	305,205
250,000	WA St Hlth Care Facs Auth Ref Commonspirit Hlth, Ser A	5.50%	09/01/55	263,618
250,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio	5.50%	07/01/59	250,978
				819,801
	Wisconsin — 7.8%
250,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	5.00%	07/01/55	216,969
250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (a)	5.38%	07/15/52	234,006
250,000	Pub Fin Auth WI Stdt Hsg Rev Ref Cmps Real Estate Holding Corp LLC Proj, Ser A	5.50%	06/01/55	251,764

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$255,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.25%	06/15/55	$263,892
250,000	Pub Fin Auth WI Toll Rev Sr GA Sr 400 Express Lanes Proj, AMT	5.75%	06/30/60	259,938
250,000	WI St Hlth & Eductnl Facs Auth Rev Ref Benevolent Corp Cedar Cmnty	5.38%	06/01/50	252,732
				1,479,301
	Total Municipal Bonds			17,816,672
	(Cost $17,157,981)

Shares	Description	Value
CLOSED-END FUNDS — 5.5%
	Capital Markets — 5.5%
9,610	BlackRock MuniHoldings Fund, Inc.	112,052
7,121	BlackRock MuniYield Quality Fund III, Inc.	78,331
5,909	BlackRock MuniYield Quality Fund, Inc.	67,658
2,796	Invesco Municipal Opportunity Trust	27,289
3,721	Invesco Municipal Trust	36,466
7,436	Invesco Quality Municipal Income Trust	73,765
7,822	Invesco Trust for Investment Grade Municipals	80,645
9,457	Nuveen AMT-Free Municipal Credit Income Fund	119,820
14,622	Nuveen AMT-Free Quality Municipal Income Fund	168,738
6,626	Nuveen Municipal Credit Income Fund	83,554
6,468	Nuveen Quality Municipal Income Fund	77,163
10,832	Western Asset Managed Municipals Fund, Inc.	111,678
	Total Closed-End Funds	1,037,159
	(Cost $1,070,313)

	Total Investments — 99.7%	18,853,831
	(Cost $18,228,294)
	Net Other Assets and Liabilities — 0.3%	47,893
	Net Assets — 100.0%	$18,901,724

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2026, securities noted as such amounted to $3,045,920 or 16.1% of net assets.

(b)	When-issued security. The interest rate shown reflects the rate in effect at May 31, 2026. Interest will begin accruing on the security’s first settlement date.

Abbreviations throughout the Portfolio of Investments:
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$17,816,672	$—	$17,816,672	$—
Closed-End Funds**	1,037,159	1,037,159	—	—
Total Investments	$18,853,831	$1,037,159	$17,816,672	$—

*	See Portfolio of Investments for state and territory breakout.
**	See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.7%
	Capital Markets (a) — 99.7%
168,210	First Trust Emerging Markets Local Currency Bond ETF	$4,955,467
80,868	First Trust Enhanced Short Maturity ETF	4,834,289
211,847	First Trust Institutional Preferred Securities and Income ETF	4,078,055
2,978,900	First Trust Limited Duration Investment Grade Corporate ETF	56,420,366
1,229,932	First Trust Low Duration Opportunities ETF	61,287,511
233,696	First Trust Senior Loan Fund	10,502,298
476,887	First Trust Tactical High Yield ETF	19,504,678
	Total Exchange-Traded Funds	161,582,664
	(Cost $162,483,110)
MONEY MARKET FUNDS — 0.3%
477,921	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.49% (b)	477,921
	(Cost $477,921)

	Total Investments — 100.0%	162,060,585
	(Cost $162,961,031)
	Net Other Assets and Liabilities — 0.0%	6,995
	Net Assets — 100.0%	$162,067,580

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of May 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$161,582,664	$161,582,664	$—	$—
Money Market Funds	477,921	477,921	—	—
Total Investments	$162,060,585	$162,060,585	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2026, and for the fiscal year-to-date period (September 1, 2025 to May 31, 2026) are as follows:

Security Name	Shares at 5/31/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2026	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	168,210	$3,861,649	$1,266,942	$(215,218)	$39,235	$2,859	$4,955,467	$203,432
First Trust Enhanced Short Maturity ETF	80,868	7,678,365	1,264,299	(4,095,253)	(7,981)	(5,141)	4,834,289	150,934
First Trust Institutional Preferred Securities and Income ETF	211,847	3,228,228	982,649	(140,774)	4,055	3,897	4,078,055	159,015
First Trust Limited Duration Investment Grade Corporate ETF	2,978,900	44,910,890	13,555,395	(1,339,168)	(730,722)	23,971	56,420,366	1,761,334
First Trust Low Duration Opportunities ETF	1,229,932	45,085,221	18,236,365	(2,180,009)	140,742	5,192	61,287,511	1,708,225
First Trust Senior Loan Fund	233,696	10,248,345	8,049,667	(7,712,900)	(18,303)	(64,511)	10,502,298	333,491
First Trust Tactical High Yield ETF	476,887	13,485,499	13,176,327	(6,487,878)	(350,925)	(318,345)	19,504,678	994,813
		$128,498,197	$56,531,644	$(22,171,200)	$(923,899)	$(352,078)	$161,582,664	$5,311,244

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.